UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [_];    Amendment Number: _______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NEA Management Company, LLC
Address:  1954 Greenspring Drive, Suite 600
          Timonium, MD 21093


Form 13F File Number: 28-14302


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Louis S. Citron
Title: Secretary
Phone: 410-842-4000

Signature, Place and Date of Signing:

/s/ Louis S. Citron, Timonium, Maryland, July 26, 2012
-------------------------------------------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $2,047,083 (thousands)

List of Other Included Managers:           NONE

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                                                     FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC       COM              004225108     8846  5026179  SH       DEFINED         5026179
AMICUS THERAPEUTICS INC          COM              03152W109    31092  5653029  SH       DEFINED         5653029
ARQULE INC                       COM              04269E107    13937  2350316  SH       DEFINED         2350316
AUDIENCE INC                     COM              05070J102    82561  4282219  SH       DEFINED         4282219
BCD SEMICONDUCTOR MFG LTD        SPONSORED ADR    055347207     3592   833332  SH       DEFINED          833332
BOINGO WIRELESS INC              COM              09739C102    74848  6441293  SH       DEFINED         6441293
CADENCE PHARMACEUTICALS INC      COM              12738T100     7391  2070286  SH       DEFINED         2070286
CLOVIS ONCOLOGY INC              COM              189464100    74288  3426567  SH       DEFINED         3426567
ECHO GLOBAL LOGISTICS INC        COM              27875T101    27069  1420219  SH       DEFINED         1420219
EXELIXIS INC                     COM              30161Q104    12205  2207000  SH       DEFINED         2207000
FUSION-IO INC                    COM              36112J107   284167 13603013  SH       DEFINED        13603013
GLU MOBILE INC                   COM              379890106    32988  5943793  SH       DEFINED         5943793
GROUPON INC                      COM CL A         399473107   929626 87453072  SH       DEFINED        87453072
INNERWORKINGS INC                COM              45773Y105    61280  4529190  SH       DEFINED         4529190
INTERMUNE INC                    COM              45884X103     9608   804000  SH       DEFINED          804000
LEXICON PHARMACEUTICALS INC      COM              528872104    26271 11676000  SH       DEFINED        11676000
MEMC ELECTR MATLS INC            COM              552715104      119    54735  SH       DEFINED           54735
MILLENNIAL MEDIA INC             COM              60040N105   129632  9828024  SH       DEFINED         9828024
MOTRICITY INC                    COM              620107102        8    12234  SH       DEFINED           12234
NEKTAR THERAPEUTICS              COM              640268108    14733  1825600  SH       DEFINED         1825600
NEUROMETRIX INC                  COM              641255104      213   343648  SH       DEFINED          343648
RIGEL PHARMACEUTICALS INC        COM              766559603    30161  3243150  SH       DEFINED         3243150
SEATTLE GENETICS INC             COM              812578102     4776   188100  SH       DEFINED          188100
SEMICONDUCTOR MFG INTL CORP      SPONSORED ADR    81663N206     3371  2275177  SH       DEFINED         2275177
SILICON IMAGE INC                COM              82705T102      656   158744  SH       DEFINED          158744
SOLTA MED INC                    COM              83438K103     8379  2859577  SH       DEFINED         2859577
SUNESIS PHARMACEUTICALS INC      COM              867328502    16177  5636573  SH       DEFINED         5636573
SUPERNUS PHARMACEUTICALS INC     COM              868459108    99684 10650000  SH       DEFINED        10650000
TARGACEPT INC                    COM              87611R306    19645  4568666  SH       DEFINED         4568666
TRANSCEPT PHARMACEUTICALS INC    COM              89354M106    12938  2086755  SH       DEFINED         2086755
VONAGE HLDGS CORP                COM              92886T201    23666 11774331  SH       DEFINED        11774331
ZHONE TECHNOLOGIES INC           COM              98950P884     3156  4781290  SH       DEFINED         4781290
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